Key Management Personnel Disclosures	12 Months Ended
Dec. 31, 2025
Key Management Personnel Disclosures [Abstract]
Key management personnel disclosures

Note 26. Key management personnel disclosures

Compensation

The aggregate compensation made to directors and other members of key management personnel of the Company is set out below:

	Consolidated
	2025	2024
	$	$

Short-term employee benefits	827,143	753,773
Post-employment benefits	126,630	115,250
Share-based payments	5,367,828	451,542
	6,321,601	1,320,565